Employee benefit obligations - Assumptions and sensitivities (Details)	Dec. 31, 2023	Dec. 31, 2022
Germany
Disclosure of defined benefit plans [line items]
Rates of inflation	2.00%	2.00%
Rates of increase in salaries	3.20%	3.40%
Discount rates	3.45%	3.89%
U.K
Disclosure of defined benefit plans [line items]
Rates of inflation	2.95%	3.00%
Rates of increase in salaries	2.50%	2.50%
Discount rates	4.80%	5.03%
U.S.
Disclosure of defined benefit plans [line items]
Rates of inflation	2.20%	2.50%
Rates of increase in salaries	3.00%	3.00%
Discount rates	5.37%	5.52%